Licensing And Collaboration Agreements - Additional Information (Detail) ¥ in Thousands, $ in Thousands							1 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Jan. 01, 2018	Nov. 17, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jan. 31, 2018	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) shares	Nov. 04, 2019 CNY (¥) shares	Nov. 04, 2019 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense										¥ 840,415	$ 120,718	¥ 426,028		¥ 267,075
Issue of shares, Value										¥ 6		¥ 6				$ 1
Issue of shares | shares										8,363,719		8,363,719				8,363,719
Advance from customers												¥ 14,151
Milestone revenue recognized										¥ 30,000	4,309	53,781		¥ 11,556
Licensing Agreement With CSPC Pharmaceutical Group Limited [Member] | CSPC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee												15,000
Milestone payments												135,000
Advance from customers												14,200
Proceeds from milestone achievement		¥ 15,000	¥ 800
Milestone revenue recognized										30,000
Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $											$ 0		$ 0
Milestone revenue recognized												17,200	$ 2,500
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee							¥ 17,200	$ 2,500
Milestone payments							646,800	97,500
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member] | Clinical Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments							215,600	32,500
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member] | Sales Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments							¥ 431,200	$ 65,000
Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense										¥ 11,200		¥ 1,000
Cost sharing ratio										50.00%	50.00%	50.00%	50.00%
Collaboration Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense										¥ 8,000
Licensing Agreement with MorphoSys AG [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee					¥ 132,700	$ 20,000
Milestone payments					¥ 653,500	$ 98,500
Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction in milestone payment				50.00%
Long-term Purchase Commitment, Period									15 years
Licensing Agreement with MacroGenics [Member] | MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing Arrangements, Description of terms										The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which we participate, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.	The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which we participate, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.
Other In-Licensing Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | $													$ 600
Milestone payments	$ 164,400									¥ 8,400	$ 1,200	¥ 2,000	$ 300
Milestone payments due										1,144,500
Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | HealSun [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost-to-cost input method percent												100.00%	100.00%	42.00%	42.00%
Revenue from collaborative arrangement, excluding assessed tax													$ 36,500	¥ 11,600
Proceeds from milestone achievement														29,000
Milestone payments income										51,000,000
Deferred revenue from collaborative arrangement excluding VAT														15,800
Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | HealSun [Member] | Deferred Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Excise and Sales Taxes														900
Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $											8,000
Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee													0	132,700	$ 20,000
Milestone payments										55,700	8,000
Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee										79,600	12,000
Research and Development Expense [Member] | Licensing Agreement with MorphoSys Member [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee											0	¥ 23,200	3,500
Research and Development Expense [Member] | Licensing Agreement with MacroGenics [Member] | MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | $											15,000
Operating Expense [Member] | Licensing Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense										¥ 700	$ 100
Cost sharing ratio										50.00%	50.00%
Operating Expense [Member] | Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense										¥ 9,600			500
Operating Expense [Member] | Collaboration Agreements with Tracon Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense										27,800	$ 4,000
Operating Expense [Member] | Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | HealSun [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Excise and Sales Taxes													1,300	¥ 700
Other In Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee												4,000
Genexine Inc [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments										3,482,700	525,000
Genexine Inc [Member] | Licensing Agreement with Genexine Inc [Member] | GXI7 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $											2,000,000
Genexine Inc [Member] | Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments										152,600	23,000
MacroGenics [Member] | Licensing Agreement with Genexine Inc [Member] | Development Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $											75,000
MacroGenics [Member] | Licensing Agreements [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee										104,400
MacroGenics [Member] | Licensing Agreements [Member] | Research and Development Expense [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $											60,000
HealSun [Member] | Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | Milestone III [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement												11,000
HealSun [Member] | Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | Milestone Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement												11,000
Everest [Member] | Collaboration Agreement with Everest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense										¥ 53,100	$ 7,600
Everest [Member] | Out Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Payment Terms										Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.	Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.
Sharing the profit and loss										5.00%						5.00%
Research and development expense												¥ 178,700	$ 26,000
Issue of shares, Value | $																		$ 37,000
Issue of shares | shares																	4,762,751	4,762,751
Cumulative Paid In Contributions | $																		$ 33,700
Time cost of foregoing historical contribution																	¥ 23,000	$ 3,300
ABL Bio [Member] | Research and Development Expense [Member] | Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense										¥ 1,400	$ 200